Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Raw materials	€ 975	€ 1,087	€ 1,016
Work in process	4,856	4,522	4,088
Finished goods	2,521	2,385	2,373
Total	8,352	7,994	7,477
Gross value
Disclosure of inventories [line items]
Raw materials	1,051	1,163	1,099
Work in process	5,398	5,104	4,637
Finished goods	2,739	2,629	2,533
Total	9,188	8,896	8,269
Allowances
Disclosure of inventories [line items]
Raw materials	(76)	(76)	(83)
Work in process	(542)	(582)	(549)
Finished goods	(218)	(244)	(160)
Total	€ (836)	€ (902)	€ (792)